Restricted Net Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Receivables [Abstract]
Minimum percentage of profit allocated to general reserve fund	10.00%	10.00%
Maximum threshold percentage of general reserve fund to registered capital	50.00%	50.00%
Restricted assets net	$ 58,649	¥ 382,684